BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair values of the identifiable assets and liabilities (Details) - Jan. 13, 2021 - Future Gas Station (Beijing) Technology, Ltd	CNY (¥)	USD ($)	USD ($)
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY.
Cash	¥ 471,843		$ 69,541
Accounts receivable, net	831,049		122,481
Other receivables, net	144,285		21,265
Contract costs, net	75,250		11,090
Prepaid expenses	91,132		13,431
Property and equipment, net	118,130		17,410
Intercompany receivables	6,850,000		1,009,565
Intangible assets- customer relationship	7,000,000		1,031,672
Goodwill	6,996,895		1,031,215
Accounts payable	(1,032,078)		(152,109)
Other payables	(1,273,182)		(187,644)
Other payable- related parties	(479,959)		(70,737)
Deferred revenue	(39,786)		(5,864)
Accrued payroll and employees' welfare	(1,629,519)		(240,161)
Taxes payable	(64,253)		(9,470)
Deferred tax liability	(1,050,000)		(154,751)
Total	17,009,807		$ 2,506,935
Deemed equity consideration to acquire 8% equity interest in FGS	1,689,807	$ 249,047
Fair value of previously held equity interest	30,530,000	4,499,565
Non-controlling interest	34,790,000	5,127,412
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(7,369,088)
Total	¥ 17,009,807	$ 2,506,935